SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangements [Abstract]
Disclosure of terms and conditions of share-based payment arrangement	Share options vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date and one-third on the third anniversary of the grant date and have a contractual life of seven years. In 2021, Pembina granted select executive officers and non-officers stock options that vest after a four-year period and expire seven years after issuance.
Long-Term Share Unit Award Incentive Plan(1)

Grant date RSUs, PSUs and DSUs to Officers, Employees and Directors (thousands of units, except as noted)	PSUs (2)	RSUs (2)	DSUs	Total
2021	704	1,429	44	2,177
2022	623	1,202	39	1,864
(1)    Distribution units are granted in addition to RSU and PSU grants based on notional accrued dividends.
(2)    Contractual life of 3 years.

Disclosure of number and weighted average exercise prices of share options
The number and weighted average exercise prices of share options is as follows:

(thousands of options, except as noted)	Number of Options	Weighted Average Exercise Price (dollars)
Outstanding at December 31, 2020	21,776	$42.68
Granted	2,695	$36.36
Exercised	(464)	$34.41
Forfeited	(835)	$39.23
Expired	(3,201)	$47.87
Outstanding at December 31, 2021	19,971	$41.33
Granted	599	$45.61
Exercised(1)	(7,722)	$41.42
Forfeited	(332)	$38.60
Expired	(431)	$41.31
Outstanding at December 31, 2022	12,085	$41.56
(1) Exercise represents the gross number of options exercised by the employee. Beginning in the fourth quarter of 2022, Pembina issued the net number of common shares equivalent to the employee's gain upon exercise.
Disclosure of range of exercise prices of outstanding share options
As of December 31, 2022, the following options are outstanding:

(thousands of options, except as noted) Exercise Price (dollars)	Number Outstanding at December 31, 2022	Options Exercisable	Weighted Average Remaining Life
$26.83 – $35.25	2,115	809	5
$35.26 – $41.08	2,464	739	5
$41.09 – $43.76	2,546	1,654	3
$43.77 – $47.27	2,593	2,076	4
$47.28 – $49.78	2,367	2,309	3
Total	12,085	7,587	4

Disclosure of number and weighted average remaining contractual life of outstanding share options
As of December 31, 2022, the following options are outstanding:

(thousands of options, except as noted) Exercise Price (dollars)	Number Outstanding at December 31, 2022	Options Exercisable	Weighted Average Remaining Life
$26.83 – $35.25	2,115	809	5
$35.26 – $41.08	2,464	739	5
$41.09 – $43.76	2,546	1,654	3
$43.77 – $47.27	2,593	2,076	4
$47.28 – $49.78	2,367	2,309	3
Total	12,085	7,587	4

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
Share Options Granted

For the years ended December 31	2022	2021	2021
(dollars, except as noted)	Graded Vesting	Graded Vesting	Cliff Vesting
Weighted average
Fair value at grant date	11.43	7.78	6.59
Expected volatility (percent)	46.64	49.06	40.01
Expected option life (years)	3.67	3.67	5.00
Expected annual dividends per option	2.55	2.52	2.52
Expected forfeitures (percent)	7.3	7.1	7.1
Risk-free interest rate (based on government bonds) (percent)	1.7	0.6	1.0

Disclosure of employee share-based compensation expense
Employee Expenses

For the years ended December 31
($ millions)	2022	2021
Share option plan, equity settled	10	31
Long-term share unit award incentive plan	116	69
Share-based compensation expense	126	100

Total carrying amount of liabilities for cash settled arrangements	161	88
Total intrinsic value of liability for vested benefits	97	56